Putnam Short Term Investment Fund
The fund's portfolio
4/30/24 (Unaudited)

REPURCHASE AGREEMENTS (54.3%)(a)
	Principal amount	Value
Interest in $300,000,000 joint tri-party repurchase agreement dated 4/30/2024 with BMO Capital Markets due 5/1/2024 - maturity value of $76,184,257 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 6.500% and due dates ranging from 4/1/2052 to 5/1/2054, valued at $306,045,221)	$76,173,000	$76,173,000
Interest in $100,000,000 joint tri-party repurchase agreement dated 4/30/2024 with BNP Paribas Securities Corp. due 5/1/2024 - maturity value of $22,603,340 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.829% to 7.000% and due dates ranging from 1/1/2032 to 5/1/2054, valued at $102,015,073)	22,600,000	22,600,000
Interest in $211,403,000 joint tri-party repurchase agreement dated 4/30/2024 with BofA Securities, Inc. due 5/1/2024 - maturity value of $34,644,119 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.000% and due dates ranging from 11/1/2027 to 12/20/2063, valued at $215,631,060)	34,639,000	34,639,000
Interest in $360,116,000 joint tri-party repurchase agreement dated 4/30/2024 with Citigroup Global Markets, Inc. due 5/1/2024 - maturity value of $106,031,667 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 4.250% to 8.000% and due dates ranging from 3/15/2027 to 4/15/2058, valued at $367,318,338)	106,016,000	106,016,000
Interest in $225,600,000 joint tri-party repurchase agreement dated 4/30/2024 with HSBC Securities (USA), Inc. due 5/1/2024 - maturity value of $148,221,901 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 7.000% and due dates ranging from 11/1/2041 to 12/1/2053, valued at $230,146,006)	148,200,000	148,200,000
Interest in $200,000,000 joint tri-party repurchase agreement dated 4/30/2024 with JPMorgan Securities, LLC due 5/1/2024 - maturity value of $63,852,435 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.610% to 6.500% and due dates ranging from 3/1/2027 to 2/1/2054, valued at $204,030,147)	63,843,000	63,843,000
Interest in $50,000,000 repurchase agreement dated 4/30/2024 with Barclays Capital, Inc. due 5/1/2024 - maturity value of $50,007,375 for an effective yield of 5.310% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 1.250% and a due date of 6/30/2028, valued at $50,998,631)	50,000,000	50,000,000
Interest in $250,000,000 tri-party repurchase agreement dated 4/30/2024 with Barclays Capital, Inc. due 5/1/2024 - maturity value of $250,036,875 for an effective yield of 5.310% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 2.875% to 3.125% and due dates ranging from 8/31/2029 to 5/15/2032, valued at $255,037,679)	250,000,000	250,000,000
Interest in $21,700,000 tri-party repurchase agreement dated 4/30/2024 with Goldman, Sachs & Co. LLC due 5/1/2024 - maturity value of $21,703,207 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 4.500% to 6.500% and due dates ranging from 9/1/2027 to 4/1/2054, valued at $22,134,000)	21,700,000	21,700,000
Interest in $200,000,000 tri-party repurchase agreement dated 4/30/2024 with JPMorgan Securities, LLC due 5/1/2024 - maturity value of $200,029,500 for an effective yield of 5.310% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 3.875% and a due date of 4/15/2029, valued at $204,030,254)	200,000,000	200,000,000
Interest in $85,200,000 tri-party repurchase agreement dated 4/30/2024 with Royal Bank of Canada due 5/1/2024 - maturity value of $85,212,591 for an effective yield of 5.320% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 3.250% to 3.625% and due dates ranging from 3/31/2028 to 5/15/2042, valued at $86,916,909)	85,200,000	85,200,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/2024 with BNP Paribas Securities Corp., 5.490% (collateralized by Corporate Debt Securities with coupon rates ranging from 2.019% to 7.750% and due dates ranging from 5/11/2024 to 3/15/2051, valued at $26,254,326) (France)(IR)(EG)	25,000,000	25,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/2024 with RBC Capital Markets, LLC, 5.540% (collateralized by Corporate Debt Securities with coupon rates ranging from 3.125% to 9.016% and due dates ranging from 3/15/2025 to 6/1/2077, valued at $26,254,106) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,108,371,000)		$1,108,371,000

COMMERCIAL PAPER (18.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	5.440	7/8/24	$14,000,000	$13,854,295
ABN AMRO Funding USA, LLC	5.433	7/18/24	4,375,000	4,322,868
Australia and New Zealand Banking Group, Ltd. (Australia)	5.871	7/10/24	19,750,000	19,543,454
Banco Santander SA (Spain)	5.452	9/3/24	8,216,000	8,059,912
Bank of Montreal (Canada)	5.920	8/1/24	18,750,000	18,771,583
BNP Paribas SA/New York, NY (France)	5.325	9/3/24	8,000,000	7,851,320
BPCE SA (France)	5.980	6/14/24	18,700,000	18,713,444
BPCE SA (France)	5.439	7/25/24	4,400,000	4,343,857
Canadian Imperial Bank of Commerce (Canada)	5.620	3/5/25	16,500,000	16,499,536
Commonwealth Bank of Australia (Australia)	5.909	9/20/24	11,250,000	11,015,048
Commonwealth Bank of Australia (Australia)	5.520	11/12/24	18,500,000	18,494,968
DNB Bank ASA (Norway)	5.368	5/28/24	4,500,000	4,481,496
FMS Wertmanagement (Germany)	5.344	5/10/24	20,000,000	19,970,666
ING (U.S.) Funding, LLC	5.550	11/20/24	17,000,000	16,998,416
ING (U.S.) Funding, LLC	5.449	9/11/24	6,125,000	6,001,872
Lloyds Bank PLC (United Kingdom)	5.400	6/3/24	17,000,000	16,913,996
National Australia Bank, Ltd. (Australia)	5.840	9/19/24	18,750,000	18,774,170
Rabobank Nederland NV/NY (Netherlands)	5.844	6/14/24	18,000,000	17,881,200
Royal Bank of Canada (Canada)	5.660	4/17/25	19,250,000	19,261,627
Royal Bank of Canada/New York, NY (Canada)	5.920	5/23/24	15,750,000	15,754,860
Skandinaviska Enskilda Banken AB (Sweden)	5.398	6/13/24	5,200,000	5,166,575
Societe Generale SA (France)	5.385	5/31/24	21,250,000	21,153,253
Sumitomo Mitsui Trust Bank, Ltd./New York	5.681	5/24/24	15,250,000	15,196,107
Swedbank AB (Sweden)	5.362	5/20/24	10,250,000	10,219,925
Totalenergies Capital SA (France)	5.421	6/25/24	19,000,000	18,840,814
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	5.557	10/21/24	19,000,000	18,505,201

Total commercial paper (cost $366,540,812)				$366,590,463

CERTIFICATES OF DEPOSIT (16.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA FRN	5.970	6/3/24	$19,000,000	$19,009,082
Bank of America, NA FRN	5.780	5/7/24	12,500,000	12,500,775
Bank of America, NA FRN	5.620	2/14/25	14,750,000	14,749,152
Bank of Montreal/Chicago, IL FRN (Canada)	5.960	7/22/24	10,500,000	10,511,871
Bank of Nova Scotia/Houston FRN	5.620	2/6/25	18,650,000	18,650,000
Canadian Imperial Bank of Commerce/New York, NY	5.550	4/17/25	17,000,000	16,997,858
Citibank, NA	6.000	9/20/24	10,250,000	10,263,946
Citibank, NA FRN	5.700	1/10/25	16,000,000	16,012,668
Credit Agricole Corporate and Investment Bank/New York FRN (France)	5.820	5/3/24	18,750,000	18,750,669
Credit Agricole Corporate and Investment Bank/New York FRN (France)	5.490	9/11/24	19,000,000	18,996,010
Mizuho Bank, Ltd./New York, NY	5.800	5/3/24	12,500,000	12,500,365
Mizuho Bank, Ltd./New York, NY FRN	5.500	10/2/24	10,065,000	10,064,491
MUFG Bank, Ltd./New York, NY (Japan)	5.660	5/30/24	18,250,000	18,253,210
Nordea Bank ABP/New York, NY FRN	5.520	10/10/24	19,250,000	19,252,503
Nordea Bank ABP/New York, NY FRN	5.440	6/3/24	15,500,000	15,500,401
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	5.490	8/23/24	19,750,000	19,749,319
Sumitomo Mitsui Trust Bank, Ltd./New York FRN	5.480	9/6/24	10,000,000	10,003,460
Toronto-Dominion Bank/NY (Canada)	6.050	7/10/24	8,750,000	8,756,369
Toronto-Dominion Bank/NY FRN (Canada)	5.890	9/12/24	13,750,000	13,768,465
Toronto-Dominion Bank/NY FRN (Canada)	5.650	4/1/25	10,217,000	10,215,950
Wells Fargo Bank, NA FRN	5.970	7/5/24	10,500,000	10,510,804
Wells Fargo Bank, NA FRN	5.670	1/17/25	16,750,000	16,762,389
Westpac Banking Corp./NY (Australia)	5.520	4/17/25	20,075,000	20,069,364

Total certificates of deposit (cost $341,753,567)				$341,849,121

ASSET-BACKED COMMERCIAL PAPER (10.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
CAFCO, LLC	5.437	8/16/24	$21,000,000	$20,660,594
Chariot Funding, LLC	5.414	7/9/24	21,500,000	21,274,111
Chariot Funding, LLC	5.370	5/10/24	17,000,000	16,974,806
GTA Funding, LLC	5.399	6/7/24	20,000,000	19,886,577
Liberty Street Funding, LLC (Canada)	5.444	6/26/24	10,000,000	9,914,959
Liberty Street Funding, LLC (Canada)	5.432	7/8/24	6,375,000	6,309,312
Manhattan Asset Funding Co., LLC (Japan)	5.379	6/5/24	20,475,000	20,365,008
Matchpoint Finance PLC (Ireland)	5.399	5/28/24	10,000,000	9,958,261
MetLife Short Term Funding, LLC	5.520	11/1/24	14,500,000	14,499,246
MetLife Short Term Funding, LLC	5.380	7/15/24	18,500,000	18,294,229
Sheffield Receivables Co., LLC (United Kingdom)	5.416	6/12/24	10,000,000	9,935,687
Sheffield Receivables Co., LLC (United Kingdom)	5.383	5/3/24	10,000,000	9,995,563
Thunder Bay Funding, LLC	5.432	7/9/24	14,125,000	13,977,511
Victory Receivables Corp. (Japan)	5.471	7/11/24	20,000,000	19,784,640

Total asset-backed commercial paper (cost $211,866,297)				$211,830,504

CORPORATE BONDS AND NOTES (0.8%)(a)
	Maturity date	Principal amount	Value
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.673% (Canada)	7/9/24	$16,500,000	$16,502,954

Total corporate bonds and notes (cost $16,504,658)			$16,502,954
TOTAL INVESTMENTS

Total investments (cost $2,045,036,334)			$2,045,144,042

	Key to holding's abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,039,661,555.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.6%
	Canada	8.4
	France	6.5
	Australia	4.3
	Japan	3.8
	United Kingdom	1.8
	Germany	1.0
	Puerto Rico	0.9
	Netherlands	0.9
	Sweden	0.7
	Ireland	0.5
	Spain	0.4
	Norway	0.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,132,173,181 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$211,830,504	$—
Certificates of deposit	—	341,849,121	—
Commercial paper	—	366,590,463	—
Corporate bonds and notes	—	16,502,954	—
Repurchase agreements	—	1,108,371,000	—

Totals by level	$—	$2,045,144,042	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com